Infrastructure, administration and general expenses (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Infrastructure costs
Property and equipment	£ 857	£ 857
Depreciation and amortisation	843	902
Impairment of property, equipment and intangible assets	4	18
Total infrastructure costs	1,704	1,777
Administration and general expenses
Consultancy, legal and professional fees	388	336
Marketing and advertising	308	288
Other administration and general expenses	633	644
Total administration and general expenses	1,329	1,268
Total infrastructure, administration and general expenses	£ 3,033	£ 3,045